Segment reporting (Tables)	12 Months Ended
Sep. 30, 2020
Segment reporting
Schedule of segment results on a cash earnings basis

			Westpac	Westpac				Net cash
2020			Institutional	New	Specialist	Group		earnings	Income
$m	Consumer	Business	Bank	Zealand	Businesses	Businesses	Total	adjustment	statement
Net interest income	8,547	4,163	1,111	1,832	534	899	17,086	(390)	16,696
Net fee income	471	438	544	123	89	(73)	1,592	—	1,592
Net wealth management and insurance income	—	22	—	158	624	(45)	759	(8)	751
Trading income	90	97	637	27	57	20	928	(33)	895
Other income	12	3	1	11	(8)	242	261	(12)	249
Net operating income before operating
expenses and impairment charges	9,120	4,723	2,293	2,151	1,296	1,043	20,626	(443)	20,183
Operating expenses[1]	(4,176)	(2,298)	(1,316)	(998)	(1,548)	(2,364)	(12,700)	(39)	(12,739)
Impairment charges	(1,015)	(1,371)	(404)	(302)	(255)	169	(3,178)	—	(3,178)
Profit before income tax	3,929	1,054	573	851	(507)	(1,152)	4,748	(482)	4,266
Income tax expense	(1,183)	(320)	(241)	(239)	3	(158)	(2,138)	164	(1,974)
Profit attributable to NCI	—	—	—	—	(2)	—	(2)	—	(2)
Cash earnings for the year	2,746	734	332	612	(506)	(1,310)	2,608	(318)	2,290
Net cash earnings adjustments	—	—	—	7	(31)	(294)	(318)
Net profit attributable to equity
holders of WBC	2,746	734	332	619	(537)	(1,604)	2,290
Balance sheet
Loans	389,793	140,698	66,192	81,434	14,942		693,059
Deposits and other borrowings	219,259	151,939	102,851	68,473	9,260	39,349	591,131
1.

Included in the Specialist Businesses division in operating expenses is $571 million relating to impairment of goodwill and other intangible assets for 2020. For other divisions, there was no impairment of goodwill and impairment of other intangibles assets was not material.

			Westpac	Westpac				Net cash
2019			Institutional	New	Specialist	Group		earnings	Income
$m	Consumer	Business	Bank	Zealand	Businesses	Businesses	Total	adjustment	statement
Net interest income	8,130	4,456	1,337	1,860	555	615	16,953	(46)	16,907
Net fee income	594	463	570	163	44	(179)	1,655	—	1,655
Net wealth management and insurance income	—	16	—	177	1,319	(489)	1,023	6	1,029
Trading income	94	109	636	37	54	(23)	907	22	929
Other income	7	6	(11)	46	(5)	74	117	12	129
Net operating income before operating
expenses and impairment charges	8,825	5,050	2,532	2,283	1,967	(2)	20,655	(6)	20,649
Operating expenses	(3,794)	(2,094)	(1,220)	(939)	(847)	(1,137)	(10,031)	(75)	(10,106)
Impairment charges	(582)	(172)	(31)	10	(111)	92	(794)	—	(794)
Profit before income tax	4,449	2,784	1,281	1,354	1,009	(1,047)	9,830	(81)	9,749
Income tax expense	(1,333)	(838)	(356)	(369)	(292)	213	(2,975)	16	(2,959)
Profit attributable to NCI	—	—	—	—	(5)	(1)	(6)	—	(6)
Cash earnings for the year	3,116	1,946	925	985	712	(835)	6,849	(65)	6,784
Net cash earnings adjustments	—	—	—	(1)	(45)	(19)	(65)
Net profit attributable to equity
holders of WBC	3,116	1,946	925	984	667	(854)	6,784
Balance sheet
Loans	399,279	146,867	73,572	78,005	17,216	(169)	714,770
Deposits and other borrowings	207,578	142,558	99,005	60,801	9,277	44,028	563,247

			Westpac	Westpac				Net cash
2018			Institutional	New	Specialist	Group		earnings	Income
$m	Consumer	Business	Bank	Zealand	Businesses	Businesses	Total	adjustment	statement
Net interest income	8,092	4,619	1,320	1,799	565	792	17,187	(682)	16,505
Net fee income	645	469	572	164	80	(20)	1,910	514	2,424
Net wealth management and insurance income	—	14	212	149	1,533	109	2,017	44	2,061
Trading income	100	114	641	51	42	(22)	926	19	945
Other income	21	15	48	9	9	23	125	(53)	72
Net operating income before operating
expenses and impairment charges	8,858	5,231	2,793	2,172	2,229	882	22,165	(158)	22,007
Operating expenses	(3,779)	(1,983)	(1,399)	(855)	(746)	(936)	(9,698)	132	(9,566)
Impairment charges	(490)	(236)	20	(22)	(84)	—	(812)	102	(710)
Profit before income tax	4,589	3,012	1,414	1,295	1,399	(54)	11,655	76	11,731
Income tax expense	(1,397)	(908)	(429)	(361)	(420)	(71)	(3,586)	(46)	(3,632)
Profit attributable to NCI	—	—	—	—	(5)	1	(4)	—	(4)
Cash earnings for the year	3,192	2,104	985	934	974	(124)	8,065	30	8,095
Net cash earnings adjustments	(15)	—	—	13	(76)	108	30
Net profit attributable to equity
holders of WBC	3,177	2,104	985	947	898	(16)	8,095
Balance sheet
Loans	396,265	146,099	75,627	73,604	18,329	(234)	709,690
Deposits and other borrowings	203,872	141,031	102,703	57,784	7,180	46,715	559,285

Schedule of reconciliation of cash earnings to net profit

$m	2020	2019	2018
Cash earnings for the year	2,608	6,849	8,065
Cash earnings adjustments
Amortisation of intangible assets	—	—	(17)
Fair value gain/(loss) on economic hedges	(362)	(35)	126
Ineffective hedges	61	20	(13)
Adjustments related to Pendal	(31)	(45)	(73)
Treasury shares	14	(5)	7
Total cash earnings adjustments	(318)	(65)	30
Net profit attributable to owners of WBC	2,290	6,784	8,095

Schedule of geographic segments

	2020		2019		2018
	$m	%	$m	%	$m	%
Revenue
Australia	26,135	85.6	31,113	84.2	32,595	85.6
New Zealand	3,439	11.3	4,520	12.2	4,381	11.5
Other overseas[1]	960	3.1	1,331	3.6	1,097	2.9
Total	30,534	100.0	36,964	100.0	38,073	100.0
Non-current assets[2]
Australia	14,270	92.6	12,280	93.7	12,271	93.7
New Zealand	1,015	6.6	761	5.8	756	5.8
Other overseas[1]	122	0.8	67	0.5	65	0.5
Total	15,407	100.0	13,108	100.0	13,092	100.0

1.	Other overseas included Pacific Islands, Asia, the Americas and Europe.
2.	Non-current assets represent property and equipment and intangible assets.